INCOME TAX (Tables)	6 Months Ended
Jul. 04, 2020
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Income tax (expense) recovery recognized in the statement of earnings comprises the following:

(US $ millions)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Current income tax (expense) recovery	$(27)	$21	$(4)	$47
Deferred income tax recovery (expense)	24	(11)	(7)	(32)
	$(3)	$10	$(11)	$15